PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Deposits
Deposits for inventory purchases and prepaid expense to vendors	$ 35,949	$ 49,433
Prepaid business insurance	6,518	16,513
Security deposits	$ 12,000	$ 12,000